FINANCIAL INCOME, NET (Tables)	6 Months Ended
Jun. 30, 2023
Other Income and Expenses [Abstract]
Schedule of Financial Income, Net

	Six months ended
	June 30, 2023	June 30, 2022
	(Unaudited)	(Unaudited)
Interest income and bank fees, net	$2,127	$719
Foreign currency translation adjustments	10	2,126
Financial income, net	$2,137	$2,845